Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

ECMC Group, Inc. (the “Company”)

J.P. Morgan Securities LLC (“J.P. Morgan”)

(together, the “Specified Parties”)

Re: ECMC Group Student Loan Trust 2020-1 — Data Files Procedures

On March 4, 2020, we issued an Independent Accountants’ Report on Applying Agreed-Upon Procedures (the “Initial Covered Services Report”) relating to certain information with respect to a portfolio of student loans which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2020-1. The Company informed us that they have updated the portfolio of student loans and the cutoff date has changed from January 31, 2020 to March 31, 2020, and as such, the Company requested that additional agreed-upon procedures be performed and a new report be issued. The Independent Accountants’ Report on Applying Agreed-Upon Procedures described herein supersedes the Initial Covered Services Report. Furthermore, the Specified Parties identified in that report have been instructed to no longer use or rely upon the Initial Covered Services Report.

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in two (2) electronic data files entitled:

i.                  “ECMC 2020-1 Loan Tape 20200131.xlsx,” provided by the Company on February 6, 2020, containing certain information on 60,591 student loans as of January 31, 2020 (the “Initial Data File”); and,

ii.               “ECMC 2020-1 Loan Tape smaller pool — 20200331.xlsx” provided by the Company on April 17, 2020, containing certain information on 38,742 student loans as of March 31, 2020 (the “Final Data File”), which we were informed are intended to be included as collateral in the offering by ECMC Group Student Loan Trust 2020-1.

The Initial Data File and the Final Data File are referred to herein as the Data Files.

The Company is responsible for the specified attributes identified by the Company in the Data Files. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•                  The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to materiality threshold.

•                  The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to materiality threshold.

•                  The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•      The term “CLASS System” means Navient Solutions, LLC’s (“Navient’s”) servicing system for student loans serviced by Navient.

•      The term “GUARANTEE System” means the Company’s servicing system.

•      The term “ECMC Lookup Code Document” means a document provided by the Company containing code definitions related to Loan Type, Loan Status, and School Type attached hereto as Exhibit C.

•      The term “ECMC Interest Rate Document” means a document provided by the Company containing interest rate calculation information issued by the U.S. Department of Education dated June 26, 2019, attached hereto as Exhibit D.

•      The term “Loan File” means any file containing some or all of the following documents for each of the Selected Student Loans (defined below): #111 ACCT BALANCE Screen, #128 BORROWER CRITICAL DATA UPDATE Screen, #133 MONETARY HISTORY Screen, #135 EFFECTIVE STATUS HISTORY Screen, #151 BORROWER CORRESPONDENCE HISTORY Screen, and #155 CRITICAL CHANGES DETAIL HISTORY Screen within the CLASS System, and Loan Overview and Disbursements Screen, NSLDS Screen and ECMC SQL Query Screen within the GUARANTEE System, ECMC Lookup Code Document, and ECMC Interest Rate Document. The Company represented that the Loan File was either the original Loan File, a copy of the original Loan File, or a copy of electronic records contained within the GUARANTEE System or the CLASS System. We make no representation regarding the validity, enforceability, or authenticity of any information in the Loan Files.

I.                The Selected Student Loans

The Company instructed us to select a random sample of 100 Student Loans from the Initial Data File. The resulting 100 selected Student Loans constitutes the “Initial Selected Student Loans,” attached hereto as Exhibit A.  For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of student loans we were instructed to randomly select from the Initial Data File.

The Company informed us that 26 of the Initial Selected Student Loans were not included in the Final Data File. The Company further informed us that there were 7,201 student loans that are included in the Final Data File but not included in the Initial Data File. As such, the Company instructed us to randomly select 26 student loans from the population of 7,201 student loans in the Final Data File, which were identified by information in the “Borrower ID” field (the “Subsequent Selected Student Loans”).  A list of the Subsequent Selected Student Loans is attached hereto as Exhibit B. The remaining 74 Initial Selected Student Loans together with the 26 Subsequent Selected Student Loans constitute the “Selected Student Loans.”

II.           The Initial Data File

For each Initial Selected Student Loan, we compared the specified attributes listed below contained in the Initial Data File to the corresponding information appearing in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from Initial Data File to the information contained in the Loan Files, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified, constituted an exception. Where applicable, the Loan File documents are listed in the order of priority until such attribute was agreed.

Attribute	Loan File / Instructions
Origination Date

“FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the Origination Date in the Initial Data File, we were instructed by the

Attribute	Loan File / Instructions

Company to compare the origination date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the Origination Date in the Initial Data File.

Loan Type

“PROG,” “PRIN SUB,” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System and the ECMC Lookup Code Document.

We were instructed by the Company to compare the “PROG,” “PRIN SUB,” and “PRIN NSUB” fields on the #111 ACCT BALANCE Screen to the corresponding Loan Type Description on the ECMC Lookup Code Document.

If the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized.

The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Initial Data File.

In the event the resulting Loan Type (subsidized or non-subsidized) did not agree with the Loan Type in the Initial Data File, we were instructed by the Company to compare the loan type in the “Loan Type” field on the Loan Overview and Disbursement Screen within the GUARANTEE System to the Loan Type in the Initial Data File.

Interest Rate Type

ECMC Interest Rate Document. We were instructed by the Company to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Initial Data File, and (ii) identify if the First Disbursement Date in the Initial Data File was included in the “First Disbursement Made on or After” or “First Disbursement Made Before” fields (the “First Disbursement Date Range”) in the ECMC Interest Rate Document.

If the First Disbursement Date was included in the First Disbursement Data Range, the Company instructed us to deem the Interest Rate Type to be “Floating,” and if the First Disbursement Date was not included in the First Disbursement Date Range, to deem the Interest Rate Type to be “Fixed.”

The Company further instructed us to compare the resulting Interest Rate Type (i.e., Fixed or Floating) to the Fixed/Floating field in the Initial Data File.

Current Statutory Borrower Interest Rate

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System and ECMC Interest Rate Document.

For Initial Selected Student Loans that are fixed rate (identified as “Fixed” in the Fixed/Floating field in the Initial Data File), the Company instructed us to compare the Current Statutory Borrower Interest Rate

Attribute	Loan File / Instructions

in the Initial Data File to the “INT RATE” field on the #111 ACCT BALANCE Screen.

For Initial Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Initial Data File), the Company instructed us to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Initial Data File, (ii) compare the First Disbursement Date in the Initial Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/2019-6/30/2020” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Initial Data File.

In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the Current Statutory Borrower Interest Rate amount in the Initial Data File, we were instructed by the Company to compare the updated interest rate amount noted in the “MESSAGE” field on the #151 BORROWER CORRESPONDENCE HISTORY Screen within the CLASS System to the Current Statutory Borrower Interest Rate in the Initial Data File.

Current Loan Balance

“AMT OUT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the AMT OUT amount on the #111 ACCT BALANCE Screen did not agree with the Current Loan Balance in the Initial Data File, we were instructed by the Company to compare the latest loan balance on or before January 31, 2020 in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System to the Current Loan Balance in the Initial Data File.

In the event the latest loan balance on or before January 31, 2020 in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System did not agree with the Current Loan Balance in the Initial Data File, the Company instructed us to (i) add the principal payment amounts after January 31, 2020 in the “PRINCIPAL” field or subtract capitalized interest after January 31, 2020 in the “PRINCIPAL” field with a transaction code of 980 on the #133 MONETARY HISTORY Screen to the AMT OUT amount on the #111 ACCT BALANCE Screen and (ii) compare the resulting sum to the Current Loan Balance in the Initial Data File.

Remaining Term (Recomputed Remaining Term)

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between January 31, 2020 and the “ANTICPD PIF DT” field on the #111 ACCT BALANCE Screen. The Company further instructed us to compare the Recomputed Remaining Term to the Remaining Term in the Initial Data File.

Attribute	Loan File / Instructions

First Disbursement Date

“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the First Disbursement Date in the Initial Data File, we were instructed by the Company to compare the first disbursement date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the First Disbursement Date in the Initial Data File.

Loan Status

“STATUS” field on #111 ACCT BALANCE Screen within the CLASS System, “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and ECMC Lookup Code Document.

We were instructed by the Company to compare the “STATUS” field on the #111 ACCT BALANCE Screen to the corresponding Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Initial Data File.

In the event the Loan Status Description on the ECMC Lookup Code Document did not agree with the Loan Status in the Initial Data File, we were instructed by the Company to use the latest loan status change information on or before January 31, 2020 in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen and identify the corresponding Loan Status Description in the ECMC Lookup Code Document. The Company further instructed us to compare the identified Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Initial Data File.

In the event the Loan Status description on the ECMC Lookup Code Document did not agree with the Loan Status in the Initial Data File, the Company instructed us to compare the loan status in the “status_1” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Initial Data File. In the event the “status_1” field on the ECMC SQL Query Screen did not agree with the Loan Status in the Initial Data File, we were instructed by the Company to compare the “Loan Status” field in the Loan Overview and Disbursements Screen within the GUARANTEE System to the Loan Status in the Initial Data File.

School Type

“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System, Loan Overview and Disbursements Screen within the GUARANTEE System, and the ECMC Lookup Code Document.

We were instructed by the Company to compare the School ID in the “SCHOOL” field on the #111 ACCT BALANCE Screen to the “School ID” field in the ECMC Lookup Code Document. We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type

Attribute	Loan File / Instructions

under the “Loan Tape School Type” field in the ECMC Lookup Code Document.

We were then instructed to compare the resulting School Type to the School Type in the Initial Data File. If the School Type in the Initial Data File was “2-Year Public/Private” or “4-Year Public,” we were instructed by the Company to consider the School Type as “2-Year” and “4-Year,” respectively.

In the event the School Type in the “Loan Tape School Type” field in the ECMC Lookup Code Document did not agree with the School Type in the Initial Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen to the “School ID” field in the ECMC Lookup Code Document.

We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC Lookup Code Document. We were then instructed to compare the resulting School Type to the School Type in the Initial Data File.

We were instructed by the Company to consider the School Type to be “Consolidation” if the “PG” field on the #111 ACCT BALANCE Screen was “SM.”

First Repayment Date

“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the RPMT BEG DT did not agree with the First Repayment Date in the Initial Data File, we were instructed by the Company to compare the “Date Entered Repayment” field on the NSLDS Screen within the GUARANTEE System to the First Repayment Date in the Initial Data File.

Last Payment Date

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen within CLASS System.

We were instructed by the Company to consider Last Payment Date to be not applicable (identified as “blank” in the “LAST_PAYMENT_ DATE” field in the Initial Data File) if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen was zero.

In the event the Last Payment Date in the “LAST BR PMT RECVD” field did not agree with the Last Payment Date in the Initial Data File, we were instructed by the Company to compare the Last Payment Date on or before January 31, 2020 in the “TRAN EFF DATE” field on the #133 MONETARY HISTORY Screen within CLASS System to the Last Payment Date in the Initial Data File.

Anticipated Payoff Date	“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within CLASS System and ECMC SQL Query Screen within the GURANTEE System.

Attribute	Loan File / Instructions

In the event the date in the “ANTICPD PIF DT” field did not agree with the Anticipated Payoff Date in the Initial Data File, we were instructed by the Company to compare the payoff date on or before January 31, 2020 in the “antic_payoff_dt” field on the ECMC SQL Query Screen to the Anticipated Payoff Date in the Initial Data File.

Guarantor	“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

State

“ST” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the State in the “ST” field did not agree with the State in the Initial Data File, we were instructed by the Company to compare the state on or before January 31, 2020 in the “CRITICAL CHANGE-PREVIOUS VALUE” field on the #155 CRITICAL CHANGES DETAIL HISTORY Screen within CLASS System to the State in the Initial Data File.

Subsidy Indicator

“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen was greater than $0.00, and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen was greater than $0.00.

The information regarding the Initial Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

III.      The Final Data File

For each Subsequent Selected Student Loan, we compared the specified attributes listed below contained in the Final Data File to the corresponding information appearing in the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from Final Data File to the information contained in the Loan Files, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified, constituted an exception. Where applicable, the Loan File documents are listed in the order of priority until such attribute was agreed.

Attribute	Loan File / Instructions

Origination Date

“FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the Origination Date in the Final Data File, we were instructed by the Company to compare the origination date in the “tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the Origination Date in the Final Data File.

Attribute	Loan File / Instructions

Loan Type

“PROG,” “PRIN SUB,” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System and the ECMC Lookup Code Document.

We were instructed by the Company to compare the “PROG,” “PRIN SUB,” and “PRIN NSUB” fields on the #111 ACCT BALANCE Screen to the corresponding Loan Type Description on the ECMC Lookup Code Document.

If the amount in the “PRIN SUB” field was greater than $0.00, the loan was considered to be subsidized, and if the amount in the “PRIN NSUB” field was greater than $0.00, the loan was considered to be non-subsidized.

The Company further instructed us to compare the resulting Loan Type (subsidized or non-subsidized) to the Loan Type in the Final Data File.

In the event the resulting Loan Type (subsidized or non-subsidized) did not agree with the Loan Type in the Final Data File, we were instructed by the Company to compare the loan type in the “Loan Type” field on the Loan Overview and Disbursement Screen within the GUARANTEE System to the Loan Type in the Final Data File.

Interest Rate Type

ECMC Interest Rate Document. We were instructed by the Company to (i) locate the corresponding interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Final Data File, and (ii) identify if the First Disbursement Date in the Final Data File was included in the “First Disbursement Made on or After” or “First Disbursement Made Before” fields (the “First Disbursement Date Range”) in the ECMC Interest Rate Document.

If the First Disbursement Date was included in the First Disbursement Data Range, the Company instructed us to deem the Interest Rate Type to be “Floating,” and if the First Disbursement Date was not included in the First Disbursement Date Range, to deem the Interest Rate Type to be “Fixed.”

The Company further instructed us to compare the resulting Interest Rate Type (i.e., Fixed or Floating) to the Fixed/Floating field in the Final Data File.

Current Statutory Borrower Interest Rate

“INT RATE” field on #111 ACCT BALANCE Screen within the CLASS System and ECMC Interest Rate Document.

For Subsequent Selected Student Loans that are fixed rate (identified as “Fixed” in the Fixed/Floating field in the Final Data File), the Company instructed us to compare the Current Statutory Borrower Interest Rate in the Final Data File to the “INT RATE” field on the #111 ACCT BALANCE Screen.

For Subsequent Selected Student Loans that are variable rate (identified as “Floating” in the Fixed/Floating field in the Final Data File), the Company instructed us to (i) locate the corresponding

Attribute	Loan File / Instructions

interest rate chart in the ECMC Interest Rate Document using the Loan Type information in the Final Data File, (ii) compare the First Disbursement Date in the Final Data File to the First Disbursement Date Range, and (iii) compare the corresponding interest rate in the “Interest Rate For the Period 7/1/2019-6/30/2020” column in the ECMC Interest Rate Document to the Current Statutory Borrower Interest Rate in the Final Data File.

In the event the “INT RATE” field on the #111 ACCT BALANCE Screen did not agree with the Current Statutory Borrower Interest Rate amount in the Final Data File, we were instructed by the Company to compare the updated interest rate amount noted in the “MESSAGE” field on the #151 BORROWER CORRESPONDENCE HISTORY Screen within the CLASS System to the Current Statutory Borrower Interest Rate in the Final Data File.

Current Loan Balance

“AMT OUT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the AMT OUT amount on the #111 ACCT BALANCE Screen did not agree with the Current Loan Balance in the Final Data File, we were instructed by the Company to compare the latest loan balance on or before March 31, 2020 in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System to the Current Loan Balance in the Final Data File.

In the event the latest loan balance on or before March 31, 2020 in the “PRINCIPAL” field on the #133 MONETARY HISTORY Screen within the CLASS System did not agree with the Current Loan Balance in the Final Data File, the Company instructed us to (i) add the principal payment amounts after March 31, 2020 in the “PRINCIPAL” field or subtract capitalized interest after March 31, 2020 in the “PRINCIPAL” field with a transaction code of 980 on the #133 MONETARY HISTORY Screen to the AMT OUT amount on the #111 ACCT BALANCE Screen and (ii) compare the resulting sum to the Current Loan Balance in the Final Data File.

Remaining Term (Recomputed Remaining Term)

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to recompute the Remaining Term (the “Recomputed Remaining Term”) by counting the number of payments between March 31, 2020 and the “ANTICPD PIF DT” field on the #111 ACCT BALANCE Screen. The Company further instructed us to compare the Recomputed Remaining Term to the Remaining Term in the Final Data File.

First Disbursement Date

“FIRST DISB DATE” field on #128 BORROWER CRITICAL DATA UPDATE Screen within the CLASS System.

In the event the date in the “FIRST DISB DATE” field on the #128 BORROWER CRITICAL DATA UPDATE Screen did not agree with the First Disbursement Date in the Final Data File, we were instructed by the Company to compare the first disbursement date in the

Attribute	Loan File / Instructions

“tbl_load_dt” field on the ECMC SQL Query Screen within the GUARANTEE System to the First Disbursement Date in the Final Data File.

Loan Status

“STATUS” field on #111 ACCT BALANCE Screen within the CLASS System, “STAT” field on #135 EFFECTIVE STATUS HISTORY Screen within the CLASS System, and ECMC Lookup Code Document.

We were instructed by the Company to compare the “STATUS” field on the #111 ACCT BALANCE Screen to the corresponding Loan Status Description on the ECMC Lookup Code Document. The Company further instructed us to compare the Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Final Data File.

In the event the Loan Status Description on the ECMC Lookup Code Document did not agree with the Loan Status in the Final Data File, we were instructed by the Company to use the latest loan status change information on or before March 31, 2020 in the “STAT” field on the #135 EFFECTIVE STATUS HISTORY Screen and identify the corresponding Loan Status Description in the ECMC Lookup Code Document. The Company further instructed us to compare the identified Loan Status Description stated on the ECMC Lookup Code Document to the Loan Status in the Final Data File.

In the event the Loan Status description on the ECMC Lookup Code Document did not agree with the Loan Status in the Final Data File, the Company instructed us to compare the loan status in the “status_1” field on the ECMC SQL Query Screen within the GURANTEE System to the Loan Status in the Final Data File. In the event the “status_1” field on the ECMC SQL Query Screen did not agree with the Loan Status in the Final Data File, we were instructed by the Company to compare the “Loan Status” field in the Loan Overview and Disbursements Screen within the GUARANTEE System to the Loan Status in the Final Data File.

School Type

“SCHOOL” field on #111 ACCT BALANCE Screen within the CLASS System, Loan Overview and Disbursements Screen within the GUARANTEE System, and the ECMC Lookup Code Document.

We were instructed by the Company to compare the School ID in the “SCHOOL” field on the #111 ACCT BALANCE Screen to the “School ID” field in the ECMC Lookup Code Document. We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC Lookup Code Document.

We were then instructed to compare the resulting School Type to the School Type in the Final Data File. If the School Type in the Final Data File was “2-Year Public/Private” or “4-Year Public,” we were instructed by the Company to consider the School Type as “2-Year” and “4-Year,” respectively.

Attribute	Loan File / Instructions

In the event the School Type in the “Loan Tape School Type” field in the ECMC Lookup Code Document did not agree with the School Type in the Final Data File, we were instructed by the Company to compare the School ID in the “Original School” field on the Loan Overview and Disbursements Screen to the “School ID” field in the ECMC Lookup Code Document.

We were further instructed by the Company to utilize the “School ID” in the ECMC Lookup Code Document to locate the corresponding School Type under the “Loan Tape School Type” field in the ECMC Lookup Code Document. We were then instructed to compare the resulting School Type to the School Type in the Final Data File.

We were instructed by the Company to consider the School Type to be “Consolidation” if the “PG” field on the #111 ACCT BALANCE Screen was “SM.”

First Repayment Date

“RPMT BEG DT” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the RPMT BEG DT did not agree with the First Repayment Date in the Final Data File, we were instructed by the Company to compare the “Date Entered Repayment” field on the NSLDS Screen within the GUARANTEE System to the First Repayment Date in the Final Data File.

Last Payment Date

“LAST BR PMT RECVD” field on #111 ACCT BALANCE Screen within CLASS System.

We were instructed by the Company to consider Last Payment Date to be not applicable (identified as “blank” in the “LAST_PAYMENT_ DATE” field in the Final Data File) if the “LAST BR PMT RECVD” field on the #111 ACCT BALANCE Screen was zero.

In the event the Last Payment Date in the “LAST BR PMT RECVD” field did not agree with the Last Payment Date in the Final Data File, we were instructed by the Company to compare the Last Payment Date on or before March 31, 2020 in the “TRAN EFF DATE” field on the #133 MONETARY HISTORY Screen within CLASS System to the Last Payment Date in the Final Data File.

Anticipated Payoff Date

“ANTICPD PIF DT” field on #111 ACCT BALANCE Screen within CLASS System and ECMC SQL Query Screen within the GURANTEE System.

In the event the date in the “ANTICPD PIF DT” field did not agree with the Anticipated Payoff Date in the Final Data File, we were instructed by the Company to compare the payoff date on or before March 31, 2020 in the “antic_payoff_dt” field on the ECMC SQL Query Screen to the Anticipated Payoff Date in the Final Data File.

Guarantor	“GUAR” field on #111 ACCT BALANCE Screen within the CLASS System

Attribute	Loan File / Instructions

State

“ST” field on #111 ACCT BALANCE Screen within the CLASS System.

In the event the State in the “ST” field did not agree with the State in the Final Data File, we were instructed by the Company to compare the state on or before March 31, 2020 in the “CRITICAL CHANGE-PREVIOUS VALUE” field on the #155 CRITICAL CHANGES DETAIL HISTORY Screen within CLASS System to the State in the Final Data File.

Subsidy Indicator

“PRIN SUB” and “PRIN NSUB” fields on #111 ACCT BALANCE Screen within the CLASS System.

We were instructed by the Company to consider the loan to be subsidized if the “PRIN SUB” field on the #111 ACCT BALANCE Screen was greater than $0.00, and non-subsidized if the “PRIN NSUB” field on the #111 ACCT BALANCE Screen was greater than $0.00.

The information regarding the Subsequent Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Data Files and the Loan Files, recomputation methodologies, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Loan Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by any other person or entity, including investors and NRSRO’s, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
April 28, 2020

Exhibit A

The Initial Selected Student Loans

Initial Selected Student Loan Number	Initial Student Loan ID Number	Initial Selected Student Loan Number	Initial Student Loan ID Number	Initial Selected Student Loan Number	Initial Student Loan ID Number	Initial Selected Student Loan Number	Initial Student Loan ID Number
1	20201001	26	20201026	51	20201051	76	20201076
2	20201002	27	20201027	52	20201052	77	20201077
3	20201003	28	20201028	53	20201053	78	20201078
4	20201004	29	20201029	54	20201054	79	20201079
5	20201005	30	20201030	55	20201055	80	20201080
6	20201006	31	20201031	56	20201056	81	20201081
7	20201007	32	20201032	57	20201057	82	20201082
8	20201008	33	20201033	58	20201058	83	20201083
9	20201009	34	20201034	59	20201059	84	20201084
10	20201010	35	20201035	60	20201060	85	20201085
11	20201011	36	20201036	61	20201061	86	20201086
12	20201012	37	20201037	62	20201062	87	20201087
13	20201013	38	20201038	63	20201063	88	20201088
14	20201014	39	20201039	64	20201064	89	20201089
15	20201015	40	20201040	65	20201065	90	20201090
16	20201016	41	20201041	66	20201066	91	20201091
17	20201017	42	20201042	67	20201067	92	20201092
18	20201018	43	20201043	68	20201068	93	20201093
19	20201019	44	20201044	69	20201069	94	20201094
20	20201020	45	20201045	70	20201070	95	20201095
21	20201021	46	20201046	71	20201071	96	20201096
22	20201022	47	20201047	72	20201072	97	20201097
23	20201023	48	20201048	73	20201073	98	20201098
24	20201024	49	20201049	74	20201074	99	20201099
25	20201025	50	20201050	75	20201075	100	20201100

Note: The Company has assigned a unique identifier to each Initial Selected Student Loan. The Initial Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit B

The Subsequent Selected Student Loans

Subsequent Selected Student Loan Number	Subsequent Student Loan ID Number	Subsequent Selected Student Loan Number	Subsequent Student Loan ID Number
1	20202001-S	14	20202014-S
2	20202002-S	15	20202015-S
3	20202003-S	16	20202016-S
4	20202004-S	17	20202017-S
5	20202005-S	18	20202018-S
6	20202006-S	19	20202019-S
7	20202007-S	20	20202020-S
8	20202008-S	21	20202021-S
9	20202009-S	22	20202022-S
10	20202010-S	23	20202023-S
11	20202011-S	24	20202024-S
12	20202012-S	25	20201025-S
13	20202013-S	26	20201026-S

Note: The Company has assigned a unique identifier to each Subsequent Selected Student Loan. The Subsequent Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.

Exhibit C

ECMC Lookup Code Document

Loan Type

Loan Type	Sub Indicator	Description	Loan Type per Data Files	Subsidy Indicator
GB	N	Grad PLUS Loan	GB	N
GS	N	Unsubsidized Stafford Loan	SU	N
GS	S	Subsidized Stafford	SF	Y
PL	N	PLUS Loan	PL	N
SL	N	SLS Loan	SL	N
SM	N	Unsubsidized Consolidation	CL	N
SM	S	Subsidized Consolidation	CL	Y

Loan Status

Loan Status Code	Description
DHAR	Deferment
DMLT	Deferment
DSCH	Deferment
DSUM	Deferment
DUEM	Deferment
FORA	Forbearance
FORB	Forbearance
FORD	Forbearance
FORM	Forbearance
FORV	Forbearance
FRAB	Forbearance
FRAT	Forbearance
PCNX	Paid In Full - Refunded
PCON	Paid In Full By Consolidated
PIFB	Paid In Full By Borrower
PIFG	Paid In Full By Guarantor
PRES	Paid In Full - Resale
PTRN	Paid In Full - Servicer Transfer
RPMT	Repayment

School Type

School ID	School Name	Navient School Type	Loan Tape School Type
000000	CLAIMS PROCESSING SCHOOL	2	2-Year
000000	CLAIMS PROCESSING SCHOOL	4	4-Year
000000	CLAIMS PROCESSING SCHOOL	T	Proprietary
000000	CLAIMS PROCESSING SCHOOL	NULL	Consolidation
021715	WESTERN INTERNATIONAL UNIVERSITY	2	2-Year
021715	WESTERN INTERNATIONAL UNIVERSITY	4	4-Year
021715	WESTERN INTERNATIONAL UNIVERSITY	T	Proprietary
021715	WESTERN INTERNATIONAL UNIVERSITY	NULL	Consolidation
004586	PURDUE UNIVERSITY GLOBAL	2	2-Year
004586	PURDUE UNIVERSITY GLOBAL	4	4-Year
004586	PURDUE UNIVERSITY GLOBAL	T	Proprietary
004586	PURDUE UNIVERSITY GLOBAL	NULL	Consolidation
011145	NORTH HARRIS COUNTY COLLEGE	2	2-Year
011145	NORTH HARRIS COUNTY COLLEGE	4	4-Year
011145	NORTH HARRIS COUNTY COLLEGE	T	Proprietary
011145	NORTH HARRIS COUNTY COLLEGE	NULL	Consolidation
001107	SOUTHERN ARKANSAS UNIVERSITY	2	2-Year
001107	SOUTHERN ARKANSAS UNIVERSITY	NULL	Consolidation
001107	SOUTHERN ARKANSAS UNIVERSITY	4	4-Year
025693	LE CORDON BLEU COLLEGE OF CULINARY ARTS	NULL	Consolidation
025693	LE CORDON BLEU COLLEGE OF CULINARY ARTS	2	2-Year
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	2	2-Year
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	4	4-Year
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	T	Proprietary
003530	UNIVERSITY OF TENNESSEE-KNOXVILLE	NULL	Consolidation
020988	UNIVERSITY OF PHOENIX	2	2-Year
020988	UNIVERSITY OF PHOENIX	4	4-Year
020988	UNIVERSITY OF PHOENIX	T	Proprietary
020988	UNIVERSITY OF PHOENIX	NULL	Consolidation
010854	THOMAS JEFFERSON SCHOOL OF LAW	4	4-Year
010854	THOMAS JEFFERSON SCHOOL OF LAW	NULL	Consolidation
003213	PORTLAND COMMUNITY COLLEGE	2	2-Year
003213	PORTLAND COMMUNITY COLLEGE	4	4-Year
003213	PORTLAND COMMUNITY COLLEGE	T	Proprietary
003213	PORTLAND COMMUNITY COLLEGE	NULL	Consolidation
004490	PATTEN UNIVERSITY	2	2-Year
004490	PATTEN UNIVERSITY	4	4-Year
001153	CALIF STATE U NORTHRIDGE	2	2-Year
001153	CALIF STATE U NORTHRIDGE	4	4-Year
001153	CALIF STATE U NORTHRIDGE	T	Proprietary
001153	CALIF STATE U NORTHRIDGE	NULL	Consolidation
001459	STRAYER UNIVERSITY	2	2-Year
001459	STRAYER UNIVERSITY	4	4-Year
001459	STRAYER UNIVERSITY	T	Proprietary
001459	STRAYER UNIVERSITY	NULL	Consolidation
011941	AMERICAN UNIVERSITY OF PUERTO RICO	4	4-Year
011941	AMERICAN UNIVERSITY OF PUERTO RICO	T	Proprietary
002402	COPIAH-LINCOLN JUNIOR COLLEGE	2	2-Year
002402	COPIAH-LINCOLN JUNIOR COLLEGE	4	4-Year
001241	MONTEREY INST OF INTERNAT’L STUDIES	4	4-Year
001072	COCHISE COLLEGE	2	2-Year
001072	COCHISE COLLEGE	4	4-Year
011649	LOYOLA MARYMOUNT UNIV	2	2-Year
011649	LOYOLA MARYMOUNT UNIV	4	4-Year
011649	LOYOLA MARYMOUNT UNIV	NULL	Consolidation

School ID	School Name	Navient School Type	Loan Tape School Type
022613	NATIONAL INSTITUTE OF TECHNOLOGY 3	2	2-Year
022613	NATIONAL INSTITUTE OF TECHNOLOGY 3	T	Proprietary
022613	NATIONAL INSTITUTE OF TECHNOLOGY 3	NULL	Consolidation
001139	CA STATE UNIVERSITY, LONG BEACH	2	2-Year
001139	CA STATE UNIVERSITY, LONG BEACH	4	4-Year
001139	CA STATE UNIVERSITY, LONG BEACH	NULL	Consolidation
001380	WESTERN CONNECTICUT STATE COLLEGE	2	2-Year
001380	WESTERN CONNECTICUT STATE COLLEGE	4	4-Year
001380	WESTERN CONNECTICUT STATE COLLEGE	NULL	Consolidation
999999	NSLDS DEFAULT SCHOOL	2	2-Year
999999	NSLDS DEFAULT SCHOOL	4	4-Year
999999	NSLDS DEFAULT SCHOOL	T	Proprietary
999999	NSLDS DEFAULT SCHOOL	NULL	Consolidation
002748	LE MOYNE COLLEGE	2	2-Year
002748	LE MOYNE COLLEGE	4	4-Year
002748	LE MOYNE COLLEGE	NULL	Consolidation
006951	UNIVERSITY OF SOUTH CAROLINA UPSTATE	2	2-Year
006951	UNIVERSITY OF SOUTH CAROLINA UPSTATE	4	4-Year
006951	UNIVERSITY OF SOUTH CAROLINA UPSTATE	NULL	Consolidation
011031	TECHNICAL CAREER INSTITUTES	2	2-Year
011031	TECHNICAL CAREER INSTITUTES	4	4-Year
011031	TECHNICAL CAREER INSTITUTES	T	Proprietary
012427	ERIE COMMUNITY COLLEGE SOUTH CAMPU	2	2-Year
012427	ERIE COMMUNITY COLLEGE SOUTH CAMPU	4	4-Year
031277	SOUTHERN NEW ENGLAND SCHOOL OF LAW	4	4-Year
031277	SOUTHERN NEW ENGLAND SCHOOL OF LAW	NULL	Consolidation
009466	KAPLAN CAREER INSTITUTE	2	2-Year
024973	MILAN INSTITUTE	2	2-Year
024973	MILAN INSTITUTE	4	4-Year
024973	MILAN INSTITUTE	T	Proprietary
024973	MILAN INSTITUTE	NULL	Consolidation
023512	IMAGE MAKERS BEAUTY ACADEMY	T	Proprietary
002838	SUNY AT STONY BROOK	2	2-Year
002838	SUNY AT STONY BROOK	4	4-Year
002838	SUNY AT STONY BROOK	T	Proprietary
002838	SUNY AT STONY BROOK	NULL	Consolidation
002129	BOSTON CONSERVATORY	4	4-Year
035424	COPPER MOUNTAIN COLLEGE	2	2-Year
035424	COPPER MOUNTAIN COLLEGE	NULL	Consolidation
003702	AVERETT UNIVERSITY	2	2-Year
003702	AVERETT UNIVERSITY	4	4-Year
003702	AVERETT UNIVERSITY	T	Proprietary
003702	AVERETT UNIVERSITY	NULL	Consolidation
002064	COLLEGE OF SOUTHERN MARYLAND	2	2-Year
002064	COLLEGE OF SOUTHERN MARYLAND	4	4-Year
002064	COLLEGE OF SOUTHERN MARYLAND	NULL	Consolidation
032673	CAPELLA UNIVERSITY	2	2-Year
032673	CAPELLA UNIVERSITY	4	4-Year
032673	CAPELLA UNIVERSITY	NULL	Consolidation
003448	UNIV OF SOUTH CAROLINA	2	2-Year
003448	UNIV OF SOUTH CAROLINA	4	4-Year
003448	UNIV OF SOUTH CAROLINA	NULL	Consolidation
009928	PIEDMONT VIRGINIA COMMUNITY COLLEGE	2	2-Year
009928	PIEDMONT VIRGINIA COMMUNITY COLLEGE	4	4-Year
004910	BRIGHTWOOD CAREER INSTITUTE	2	2-Year
004910	BRIGHTWOOD CAREER INSTITUTE	T	Proprietary
003726	AMERICAN NATIONAL UNIVERSITY	2	2-Year

School ID	School Name	Navient School Type	Loan Tape School Type
003726	AMERICAN NATIONAL UNIVERSITY	4	4-Year
003726	AMERICAN NATIONAL UNIVERSITY	T	Proprietary
003726	AMERICAN NATIONAL UNIVERSITY	NULL	Consolidation
003991	GREENVILLE TECHNICAL COLLEGE	2	2-Year
003991	GREENVILLE TECHNICAL COLLEGE	4	4-Year
003991	GREENVILLE TECHNICAL COLLEGE	NULL	Consolidation
001125	CA BAPTIST UNIVERSITY	2	2-Year
001125	CA BAPTIST UNIVERSITY	4	4-Year
001125	CA BAPTIST UNIVERSITY	NULL	Consolidation
004920	TRIDENT TECHNICAL COLLEGE	2	2-Year
004920	TRIDENT TECHNICAL COLLEGE	4	4-Year
004920	TRIDENT TECHNICAL COLLEGE	T	Proprietary
004920	TRIDENT TECHNICAL COLLEGE	NULL	Consolidation
003446	SOUTH CAROLINA STATE UNIVERSITY	2	2-Year
003446	SOUTH CAROLINA STATE UNIVERSITY	4	4-Year
003446	SOUTH CAROLINA STATE UNIVERSITY	T	Proprietary
003446	SOUTH CAROLINA STATE UNIVERSITY	NULL	Consolidation
003993	MIDLANDS TECHNICAL COLLEGE	2	2-Year
003993	MIDLANDS TECHNICAL COLLEGE	4	4-Year
003993	MIDLANDS TECHNICAL COLLEGE	T	Proprietary
003993	MIDLANDS TECHNICAL COLLEGE	NULL	Consolidation
003425	CLEMSON UNIVERSITY	2	2-Year
003425	CLEMSON UNIVERSITY	4	4-Year
003425	CLEMSON UNIVERSITY	NULL	Consolidation
001562	GEORGIA PERIMETER COLLEGE	2	2-Year
001562	GEORGIA PERIMETER COLLEGE	4	4-Year
001562	GEORGIA PERIMETER COLLEGE	NULL	Consolidation
010487	CARROLL TECHNICAL INSTITUTE	4	4-Year
010487	CARROLL TECHNICAL INSTITUTE	T	Proprietary
010487	CARROLL TECHNICAL INSTITUTE	NULL	Consolidation
002102	UNIVERSITY OF BALTIMORE	2	2-Year
002102	UNIVERSITY OF BALTIMORE	4	4-Year
023112	AMERICAN SCHOOL OF TECHNOLOGY	2	2-Year
023112	AMERICAN SCHOOL OF TECHNOLOGY	4	4-Year
023112	AMERICAN SCHOOL OF TECHNOLOGY	T	Proprietary
024992	JAY TRUCK DRIVING TRAINING CENTER	T	Proprietary
001733	NATIONAL-LOUIS UNIVERSITY	4	4-Year
001733	NATIONAL-LOUIS UNIVERSITY	T	Proprietary
001733	NATIONAL-LOUIS UNIVERSITY	NULL	Consolidation
003419	CHARLESTON SOUTHERN UNIVERSITY	2	2-Year
003419	CHARLESTON SOUTHERN UNIVERSITY	4	4-Year
003419	CHARLESTON SOUTHERN UNIVERSITY	NULL	Consolidation
002798	PRATT INSTITUTE	4	4-Year
002798	PRATT INSTITUTE	NULL	Consolidation
002173	NORTH SHORE COMMUNITY COLLEGE	2	2-Year
002173	NORTH SHORE COMMUNITY COLLEGE	4	4-Year
002173	NORTH SHORE COMMUNITY COLLEGE	T	Proprietary
002173	NORTH SHORE COMMUNITY COLLEGE	NULL	Consolidation
004852	CLARK STATE COMMUNITY COLLEGE	2	2-Year
004852	CLARK STATE COMMUNITY COLLEGE	4	4-Year
030723	EVEREST COLLEGE	2	2-Year
030723	EVEREST COLLEGE	4	4-Year
030723	EVEREST COLLEGE	T	Proprietary
030723	EVEREST COLLEGE	NULL	Consolidation
007684	KISHWAUKEE COLLEGE	2	2-Year
007684	KISHWAUKEE COLLEGE	4	4-Year
004934	DAYMAR COLLEGE	2	2-Year

School ID	School Name	Navient School Type	Loan Tape School Type
004934	DAYMAR COLLEGE	4	4-Year
004934	DAYMAR COLLEGE	T	Proprietary
004934	DAYMAR COLLEGE	NULL	Consolidation
009740	INVER HILLS CMTY COL	2	2-Year
009740	INVER HILLS CMTY COL	4	4-Year
008145	NASHVILLE STATE TECHNICAL INST	2	2-Year
008145	NASHVILLE STATE TECHNICAL INST	4	4-Year
008145	NASHVILLE STATE TECHNICAL INST	T	Proprietary
008145	NASHVILLE STATE TECHNICAL INST	NULL	Consolidation
003531	UNIV OF TENNESSEE - MARTIN	2	2-Year
003531	UNIV OF TENNESSEE - MARTIN	4	4-Year
003531	UNIV OF TENNESSEE - MARTIN	NULL	Consolidation
009566	MIDSOUTH SCHOOL OF BEAUTY	T	Proprietary
002407	HINDS COMMUNITY COLLEGE	2	2-Year
002407	HINDS COMMUNITY COLLEGE	4	4-Year
002407	HINDS COMMUNITY COLLEGE	NULL	Consolidation
003478	AUSTIN PEAY STATE UNIVERSITY	2	2-Year
003478	AUSTIN PEAY STATE UNIVERSITY	4	4-Year
003478	AUSTIN PEAY STATE UNIVERSITY	NULL	Consolidation
030226	LE CORDON BLEU COLLEGE OF CULINARY ARTS	2	2-Year
030226	LE CORDON BLEU COLLEGE OF CULINARY ARTS	4	4-Year
030226	LE CORDON BLEU COLLEGE OF CULINARY ARTS	NULL	Consolidation
011574	BAUDER COLLEGE	2	2-Year
011574	BAUDER COLLEGE	4	4-Year

FFEL "Converted" Vari able-rate Stafford Loan Interest Rates for the Period J uly 1 , 2019 through June 30, 2020 (Loans That Were Subject to the "Windfall Profits" Provisions of §427A(i) of the H EAL) (Table 1) l OD wers) CITAT ON INTEREST RATE FORMULA (T-Bill Rate+ Addit onalSum = Total) oan/ wer First Disbursement Made On or After First Disbursement Made Before Higher Education Act of 1965,As Amended 91-Day Treasury Bill Rate Additional Sum Total Maximum Rate INTEREST RATE THE PERI 7/1 /19 - 6/30 ns AR10) wers) 7-1-88 and 7-23-92 7-23-92 10-1 -92 §427A(i)( ) §427A(i)(7)(A) 2.36% 3. 25% 5. 61% 10% 5. 61% R7) 7-23-92 so 10-1 -92 SE 10-1 -92 so 7-1 -94 SE §427A( )(3) §427A(i)(7)(A) 2.36% 3.1% 5.46% 7% 5.46%

ECMC Interest Rate Document

FFEL "Converted" Variable-rate Stafford Loan Interest Rates for the Period July 1, 2019 through June 30, 2020
(Loans That Were Subject to the "Windfall Profits" Provisions of §427A(i) of the HEAL)
(Table 1)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)				
Type of Loan/ Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/19 – 6/30/20
8/10% Loans (SD/XB FVAR10) (new borrowers)	7-1-88 and 7-23-92	7-23-92 10-1-92	§427A(i)(1) §427A(i)(7)(A)	2.36%	3.25%	5.61%	10%	5.61%
7% Loans (SD/SE FVAR7) (old borrowers)	7-23-92 SD 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	2.36%	3.1%	5.46%	7%	5.46%
8% Loans (SD/SE FVAR8) (old borrowers)	7-23-92 SD/XB 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	2.36%	3.1%	5.46%	8%	5.46%
9% Loans (SD/SE FVAR9) (old borrowers)	7-23-92 SD 10-1-92 SE	10-1-92 SD 7-1-94 SE	§427A(i)(3) §427A(i)(7)(A)	2.36%	3.1%	5.46%	9%	5.46%
8/10% Loans (SD) (SE/XE FVAR10) (old borrowers)	7-23-92 SD 10-1-92 SE/XE	10-1-92 SD 7-1-94 SE/XE	§427A(i)(3) §427A(i)(7)(A)	2.36%	3.1%	5.46%	10%	5.46%

Page 1 June 26, 2019

wer CITATION INTEREST RATE FORMULA (T-Bill Rate+ Addti onalSum = Total) of First Disbursement Made On or After First Disbursement Made Before Higher Education Act of 1965, As Amended During 91-Day Treasury Bill Rate Additional Sum Total Maximum Rate INTEREST RAT THE PERIO 7/1/19 - 6/3 rower R) 10/1/92 7/1 /94 §427A(e)(1) 2.36% 3. 1% 54. 6% 9% 5. 46% rower R) 7/1/94 (for a per od of enrollment ending pr or to 7/1 /94) §427A(e)(1) 2.36% 3.1% 5.46% 9% 5. 46% ers 7/1/94 7/1 /95 §427A(f)(1) 2.36% 3.1% 54. 6% 8. 25% 5. 46%

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2019 through June 30, 2020 (Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)					
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/19 – 6/30/20
"New" Borrower (SE/XE EVAR)	10/1/92	7/1/94	§427A(e)(1)		2.36%	3.1%	5.46%	9%	5.46%
"New" Borrower (SE/XE EVAR)	7/1/94 (for a period of enrollment ending prior to 7/1/94)		§427A(e)(1)		2.36%	3.1%	5.46%	9%	5.46%
All Borrowers (regardless of prior borrowing) (SG/XG EVAR)	7/1/94 (for a period of enrollment that includes or begins on or after 7/1/94)	7/1/95	§427A(f)(1)		2.36%	3.1%	5.46%	8.25%	5.46%

Page 2 **June 26, 2019**

ers ers CITATION INTEREST RATE FORMULA (T-Bill Rate t AdditionalSum = Total) f er First Disbursement Made On or After First Disbursement Made Before Higher Education Act of 1965,As Amended During 91-Day Treasury Bill Rate Additi onal Sum Total Maximum Rate INTEREST RAT THE PEROI 7/1 /1 9 - 6/3 of wing) 7/1/95 7/1/98 §427A(g)(2) (SH/XH EVAR) §427A(f)(1) (SG EVAR) In-schoo , grace and deferment periods All other periods 2.36% 2.36% 2.5% 3. 1% 4.86% 5.46% 8.25% 8.25% 4.86% 5.46% of wing) 7/1/98 7/1/2006 §427A(j)(2) §427A(k)(2) (SJ/XJ/CA/CE/ LA/LE EVAR) In-school,grace and deferment periods 2.36% 1 .7% 4.06% 8.25% 4.06%

FFEL Regular Variable-rate Stafford Loan Interest Rates for the Period July 1, 2019 through June 30, 2020
(Table 2)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)					
Type of Borrower	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	During	91-Day Treasury Bill Rate	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/19 – 6/30/20
All Borrowers (regardless of prior borrowing)	7/1/95	7/1/98	§427A(g)(2) (SH/XH EVAR)	In-school, grace and deferment periods	2.36%	2.5%	4.86%	8.25%	4.86%
			§427A(f)(1) (SG EVAR)	All other periods	2.36%	3.1%	5.46%	8.25%	5.46%
All Borrowers (regardless of prior borrowing)	7/1/98	7/1/2006	§427A(j)(2) §427A(k)(2) (SJ/XJ/CA/CE/ LA/LE EVAR)	In-school, grace and deferment periods	2.36%	1.7%	4.06%	8.25%	4.06%
			§427A(j)(1) §427A(k)(1) (SK/XK/CB/CF/ LB/LF EVAR)	All other periods	2.36%	2.3%	4.66%	8.25%	4.66%

Page 3 June 26, 2019

oan CITATION INTEREST RATE FORMULA (T-Bill Rate+ AdditionalSum= Total) First Disbursement Made On or After First Disbursement Made Before Higher Educatior> Act of 1965,As Amended 91-Day Treasury Bill Rate One-year Constant Maturity Additional Sum Total Maximum Rate INTEREST RAT THE PERIO 7/1 /1 9 - 6/3 10/1/92 §427A(c)(4)(B) 1.9&% 3.25% 5.23% 12% 5. 23% R) 10/1/92 (for a period of enrollment beginning prior to 7/1/94) §427A(c)(4){D) 1.98% 3.1% 5.08% 11% 5.08% 10/1/92 7/1/94 §427A(c)(4)(D) 1.98% 3.1% 5.08% 10% 5.08% 7/1/94 7/1/98 §427A(c)(4)(E) 1.98% 3.1% 5.08% 9% 5.08%

FFEL Variable-rate PLUS and SLS Loan Interest Rates for the Period July 1, 2019 through June 30, 2020 (Table 3)

COHORT			CITATION	INTEREST RATE FORMULA (T-Bill Rate + Additional Sum = Total)					
Type of Loan	First Disbursement Made On or After	First Disbursement Made Before	Higher Education Act of 1965, As Amended	91-Day Treasury Bill Rate	One-year Constant Maturity	Additional Sum	Total	Maximum Rate	INTEREST RATE FOR THE PERIOD 7/1/19 – 6/30/20
PLUS/SLS* (SD VAR)		10/1/92	§427A(c)(4)(B)		1.98%	3.25%	5.23%	12%	5.23%
SLS* (SE/XE EVAR)	10/1/92 (for a period of enrollment beginning prior to 7/1/94)		§427A(c)(4)(D)		1.98%	3.1%	5.08%	11%	5.08%
PLUS* (SE EVAR)	10/1/92	7/1/94	§427A(c)(4)(D)		1.98%	3.1%	5.08%	10%	5.08%
PLUS (SG EVAR)	7/1/94	7/1/98	§427A(c)(4)(E)		1.98%	3.1%	5.08%	9%	5.08%
PLUS* (SH EVAR)	7/1/98	1/1/2000	§427A(j)(3) §427A(k)(3)	2.36%		3.1%	5.46%	9%	5.46%
PLUS (CD/XQ/CH/ LD/LH/ EVAR)	1/1/2000	7/1/2006	§427A(k)(3)	2.36%		3.1%	5.46%	9%	5.46%

* These loans will <u>not</u> be subject to special allowance payments during the four quarters ending 9/30/19, 12/31/19, 3/31/2020, and 6/30/2020. See Sections 438(b)(2)(C)(i); 438(b)(2)(C)(ii); 438(b)(2)(G)(v); and 438(b)(2)(H)(v) of the Higher Education Act of 1965, as amended.

Page 4 **June 26, 2019**

ation de On er CITATOI N INTEREST RATE FORMULA Consolidation Loans Made Before Consolidation Loans for Which the Loan App ication Was Rece ved by an Eligible Lender On or After Consolidation Loans for Which the Loan Appication Was Received by an Eligibl e Lender Before Higher Education Act of 1965,As Amended Method Used to Determine Interest Rate Max mum 7/1/94 §428C(c)( )(B) Theinterest rate is the weighted average of the in terest rates on the loans consolidated,rounded to the nearest whole percent, but may not be less than 9 percent. 11/13/97 §428C(c)(1)(C) The interest rate is t he weighted average of the in terest rates on the loans consolidated, rounded upward

% CITATOI N INTEREST RATE FORMULA ation de On ter Consolidation Loans Made Before Consolidation Loans for Which the loan Application Was Received by an Eligibel lender On or After Consolidation loans for Which the oan Application Was Received by an Eligible lender Before Higher Education Act of 1965,As Amended Method Used to Determine Interest Rate Maximum 11/13/97 (SG/XG EVAR) 10/1/98 §427A(f] §428C(c)(1)(D) Theinterest rateis determined annually and equals the bond equivalent rate of 91-Day Treasury Bi ls auct oned on the final auction held before June pt of each year, plus 3.10 percent. The interest rate may not exceed the maximum rate. (For the peri od July 1,2019 through June 30,2020 the interest rate for these loans is 2.36 percent plus 3.10 percent or 5.46 percent.) 8.25

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2019 through June 30, 2020 (Table 4)

COHORT				CITATION	INTEREST RATE FORMULA	
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
		11/13/97 (SG/XG EVAR)	10/1/98	§427A(f) §428C(c)(1)(D)	The interest rate is determined annually and equals the bond equivalent rate of 91-Day Treasury Bills auctioned on the final auction held before June 1st of each year, plus 3.10 percent. The interest rate may not exceed the maximum rate. (For the period July 1, 2019 through June 30, 2020 the interest rate for these loans is 2.36 percent plus 3.10 percent or 5.46 percent.)	8.25%
		10/1/98 (SL/XL/CC/CG/CK/LC/LG/LK)	6/30/2010	§427A(k)(4)(A) §428C(c)(1)(A)	The interest rate is the weighted average of the interest rates on the loans being consolidated, rounded to the nearest higher 1/8th of one percent. The interest rate may not exceed the maximum rate.	8.25%

Page 6 June 26, 2019

er on of dati on CTI ATION INTEREST RATE FORMULA ti on de On Consolidation Loans Made Before Consolidation loans for Which the Loan Application Was Received by an Eligbi le Lender On or After Consolidation oans for Which the Loan Application Was Received by an Elig ib e Lender Before Higher Education Act of 1965,As Amended Method Used to Determine Interest Rate Max1imum 11/13/97 6/30/2010 §428C(d)(2)(B) Theinterest rate for the HEAL portion of the consolidation loan is determined annually and equals the average of the bond equivalent rates of the 91-Day Treasury Bills auct oned for the quarter ending June 30,plus 3.0 percent. (For the peri od Juyl 1, 2019 through June 30,2020 the interest rate for these loans is 2.37 percent plus 3.00 percent or 5.37 percent.) Thereis no N/A

FFEL Variable-rate and Fixed-rate Consolidation Loan Interest Rates for the Period July 1, 2019 through June 30, 2020
(Table 4)

COHORT				CITATION	INTEREST RATE FORMULA	
Consolidation Loans Made On or After	Consolidation Loans Made Before	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender On or After	Consolidation Loans for Which the Loan Application Was Received by an Eligible Lender Before	Higher Education Act of 1965, As Amended	Method Used to Determine Interest Rate	Maximum Rate
HEAL Portion of the Consolidation Loan		11/13/97	6/30/2010	§428C(d)(2)(B)	The interest rate for the HEAL portion of the consolidation loan is determined annually and equals the average of the bond equivalent rates of the 91-Day Treasury Bills auctioned for the quarter ending June 30, plus 3.0 percent. (For the period July 1, 2019 through June 30, 2020 the interest rate for these loans is 2.37 percent plus 3.00 percent or 5.37 percent.) There is no maximum rate on this portion of the loan.	N/A

Page 7 June 26, 2019

i dized Stafford US Loans AN TYPE GRADE LEVEL First Disbursed July 1,2006 through June 30,2008 First Disbursed July1, 2008 through June 30,2009 Fri st Disbursed July 1,2009 through June 30,2010 zed Stafford Undergraduate (CE/CF/CI/CJ/LE/LF/l i/U) 6. 80 6.00 5.60 Graduate (CE/CF/CI/CJ/LE/LF/l i/U) 6.80 6.80 6.80 Undergraduate (CE/CF/CI/CJ/LE/LF/U/U) 6. 80 6.80 6.80 Graduate (CE/CF/CI/CJ/LE/LF/l i/U) 6.80 6.80 6.80 Parent and Grad Student (CH/CM/LH/LM) 8. 50 8.50 8.50

Loans First Disbursed on or After July 1, 2006 have Fixed Rates:

LOAN TYPE	GRADE LEVEL	First Disbursed July 1, 2006 through June 30, 2008	First Disbursed July 1, 2008 through June 30, 2009	First Disbursed July 1, 2009 through June 30, 2010
Subsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.00	5.60
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
Unsubsidized Stafford	Undergraduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
	Graduate (CE/CF/CI/CJ/LE/LF/LI/LJ)	6.80	6.80	6.80
PLUS Loans	Parent and Grad Student (CH/CM/LH/LM)	8.50	8.50	8.50

Page 8 **June 26, 2019**